Financial Instruments (Tables)	12 Months Ended
Apr. 30, 2021
Liquidity risk [member]
Summary of Obligations Due
Obligations due within twelve months of April 30,	2021	2022	2023	2024 and beyond
Trade and other payables	$2,213	$-	$-	$-
Reclamation and closure obligations	$-	$-	$-	$2,545